Intangible Asset, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset Net

Intangible asset, net consists of the following:

(in thousands)	September 30, 2023	December 31, 2022
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,882)	(1,568)
Intangible asset, net	$2,718	$3,032

Intangible asset, net consists of the following:

(in thousands)	December 31, 2022	December 31, 2021
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,568)	(1,150)
Intangible asset, net	$3,032	$3,450